16. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases certain facilities under long-term, non-cancelable leases and monthly leases. These leases are accounted for as operating leases. Rent expense for continuing operations amounted to RMB13,755, RMB7,961 and RMB4,164 for the years ended December 31, 2017, 2016 and 2015, respectively. Rent expense for discontinued operations amounted to RMB249, RMB4,903 and RMB12,044 for the years ended December 31, 2017, 2016 and 2015, respectively.

Future minimum payments for operations under long-term, non-cancelable leases as of December 31, 2017 are as follows:

Year Ending December 31,	Future Minimum Payments
RMB
2018	4,813
2019	838
2020	251
2021	112
2022	8
Total	6,022

Legal Proceedings

In the opinion of management, there are no material claims assessments or litigation pending against the Company.